Segmental Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013
Segment Reporting Information [Line Items]
Time Charter Revenues	$ 36,872		$ 59,466
Management and administrative services revenue (a)	5,178	[1]	4,968	[1]
Vessel and Voyage Operating Expenses	(34,907)		(25,410)
General and Administrative Expense	(9,371)		(11,272)
Depreciation, Depletion and Amortization	(24,467)		(17,671)
Other operating gains and losses	1,317		0
Gain on disposals to Golar Partners (includes amortization of deferred gains)	35,036		65,365
Dividend Income, Operating	12,855		15,101
Other Non operating Income (Expense)	(32)		0
Interest and Other Miscellaneous Income (Expense), Nonoperating	(41,984)		47,096
Income Tax Expense (Benefit)	1,180		1,400
Equity in net earnings of affiliates	7,084		5,490
Net Income (Loss) Attributable to Parent	(11,239)		144,533
Assets	3,406,735		2,464,083		2,665,221
Number of charterers	2		4
Benchmark percentage of revenue for major customer	10.00%
Vessel Operations [Member]
Segment Reporting Information [Line Items]
Time Charter Revenues	36,872		59,466
Management and administrative services revenue (a)	5,178		4,968
Vessel and Voyage Operating Expenses	(34,907)		(25,410)
General and Administrative Expense	(9,332)		(11,173)
Depreciation, Depletion and Amortization	(24,236)		(17,439)
Other operating gains and losses	0		0
Gain on disposals to Golar Partners (includes amortization of deferred gains)	35,036		65,365
Dividend Income, Operating	12,855		15,101
Other Non operating Income (Expense)	(750)		0
Interest and Other Miscellaneous Income (Expense), Nonoperating	(41,732)		47,098
Income Tax Expense (Benefit)	1,180		1,400
Equity in net earnings of affiliates	7,084		5,490
Net Income (Loss) Attributable to Parent	(12,752)		144,866
Assets	3,405,382		2,463,481
LNG Trading [Member]
Segment Reporting Information [Line Items]
Time Charter Revenues	0		0
Management and administrative services revenue (a)	0		0
Vessel and Voyage Operating Expenses	0		0
General and Administrative Expense	(39)		(99)
Depreciation, Depletion and Amortization	(231)		(232)
Other operating gains and losses	1,317		0
Gain on disposals to Golar Partners (includes amortization of deferred gains)	0		0
Dividend Income, Operating	0		0
Other Non operating Income (Expense)	718		0
Interest and Other Miscellaneous Income (Expense), Nonoperating	(252)		(2)
Income Tax Expense (Benefit)	0		0
Equity in net earnings of affiliates	0		0
Net Income (Loss) Attributable to Parent	1,513		(333)
Assets	1,353		602
Major Japanese trading company [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Amount	24,888		24,888
Concentration risk, Percentage	67.00%		42.00%
KNPC [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Amount	4,183		0
Concentration risk, Percentage	11.00%		0.00%
BC Group plc [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Amount	0		13,114
Concentration risk, Percentage	0.00%		22.00%
GDF Suez [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Amount	0		10,015
Concentration risk, Percentage	0.00%		17.00%
Eni S.p.A [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Amount	$ 0		$ 8,912
Concentration risk, Percentage	0.00%		15.00%

[1]	This relates to related party ship management fee and management and administrative fee recharges. Refer to note 15.